PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Quoted borrowing costs capitalised	$ 24.0	$ 23.1
Borrowing costs capitalized, weighted average interest rate	6.42%	7.18%
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized	$ 230.8	$ 211.3
Mining properties, stripping costs capitalized during period	86.0	48.8
Mining properties, stripping costs, depreciation expense	$ 66.5	$ 77.4